Goodwill and Intangible Assets - Schedule Of Future Amortization (Details) $ in Millions	Dec. 31, 2016 USD ($)
Other Intangible Assets Disclosure [Abstract]
2017	$ 285
2018	267
2019	248
2020	199
2021	73
Thereafter	338
Intangible assets, net	$ 1,410